Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	¥ 60,874	¥ 56,443
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	27,629	26,696
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	19,396	17,309
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	13,849	12,438
Standby letters of credit and financial guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	4,731	4,055
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	3,733	3,174
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	784	698
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	214	183
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	3,828	3,193
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	2,807	2,315
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	887	755
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	134	123
Derivative instruments
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	39,982	38,499
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	14,670	15,534
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	16,988	15,104
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	8,324	7,861
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	12,262	10,656
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	6,413	5,667
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	672	718
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	5,177	4,271
Other
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	71	40
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	6	6
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	65	34
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	¥ 0	¥ 0